787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 14, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Debt Strategies Fund, Inc.

Investment Company Act File No. 811-08603

Ladies and Gentlemen:

On behalf of BlackRock Debt Strategies Fund, Inc. (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of shares of common stock, par value $0.10 per share (“Common Shares”) and rights to purchase Common Shares on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience. At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

The Fund relies on exemptive relief (1940 Act Rel. Nos. 28690 (notice) & 28719 (order)) under Section 19(b) of the 1940 Act that permits it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred stock that it may issue.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8609.

Very truly yours,

/s/ Christine Y. Sun
Christine Y. Sun

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

September 14, 2022

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Bomi Lee, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP